Document and Entity Information	May 20, 2021
Cover [Abstract]
Entity Registrant Name	DEXCOM INC
Amendment Flag	false
Entity Central Index Key	0001093557
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 20, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-51222
Entity Tax Identification Number	33-0857544
Entity Address, Address Line One	6340 Sequence Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	200-0200
Security 12b Title	Common Stock, $0.001 Par Value Per Share
Trading Symbol	DXCM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false